Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Vote	Dec. 31, 2013	Dec. 31, 2012
Common Stock
Number of votes on each share of common stock	1
Common stock outstanding (in shares)	55,809,661	55,570,361
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)	0	0
Common stock issued on exercise of stock options (in shares)			317,600
Exercise price of options exercised (in dollars per share)			$ 1.60
Proceeds from common stock issued on exercise of stock options	$ 512	$ 848	$ 508
Cash proceeds received on exercise of stock options for which shares were not issued till date	51	18	8
$1.60
Common Stock
Common stock issued on exercise of stock options (in shares)	48,000	360,600
Exercise price of options exercised (in dollars per share)	$ 1.60	$ 1.60
$2.37
Common Stock
Common stock issued on exercise of stock options (in shares)	191,300	118,200
Exercise price of options exercised (in dollars per share)	$ 2.37	$ 2.37
Employee stock options
Common Stock
Cash proceeds received on exercise of stock options for which shares were not issued till date	$ 51	$ 18	$ 8